Report Of The Directors Financial Review Risk Report (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of financial instruments impacted by IBOR reform

	Financial instruments yet to transition to alternative benchmarks, by main benchmark
	USD Libor	GBP Libor	JPY Libor	Others[1]
At 31 Dec 2020	$m	$m	$m	$m
Non-derivative financial assets[2]	94,148	46,587	371	10,763
Non-derivative financial liabilities[2]	33,602	7,183	1,548	549
Derivative notional contract amount	3,045,337	1,196,865	508,200	514,959
1    Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (Euro Libor, Swiss franc Libor, Eonia, SOR, MIFOR, THBFIX, PHIREF, TRLibor and Sibor).
2    Gross carrying amount excluding allowances for expected credit losses.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
		31 Dec 2020		At 31 Dec 2019
		Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		1,052,477	(14,490)	1,045,475	(8,732)
– personal		460,809	(4,731)	434,271	(3,134)
– corporate and commercial		527,088	(9,494)	540,499	(5,438)
– non-bank financial institutions		64,580	(265)	70,705	(160)
Loans and advances to banks at amortised cost		81,658	(42)	69,219	(16)
Other financial assets measured at amortised cost		772,408	(175)	615,179	(118)
– cash and balances at central banks		304,486	(5)	154,101	(2)
– items in the course of collection from other banks		4,094	—	4,956	—
– Hong Kong Government certificates of indebtedness		40,420	—	38,380	—
– reverse repurchase agreements – non-trading		230,628	—	240,862	—
– financial investments		88,719	(80)	85,788	(53)
– prepayments, accrued income and other assets	2	104,061	(90)	91,092	(63)
Total gross carrying amount on-balance sheet		1,906,543	(14,707)	1,729,873	(8,866)
Loans and other credit-related commitments		659,783	(734)	600,029	(329)
– personal		236,170	(40)	223,314	(15)
– corporate and commercial		299,802	(650)	278,524	(307)
– non-bank financial institutions		123,811	(44)	98,191	(7)
Financial guarantees		18,384	(125)	20,214	(48)
– personal		900	(1)	804	(1)
– corporate and commercial		12,946	(114)	14,804	(44)
– non-bank financial institutions		4,538	(10)	4,606	(3)
Total nominal amount off-balance sheet	3	678,167	(859)	620,243	(377)
		2,584,710	(15,566)	2,350,116	(9,243)

		Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)		399,717	(141)	355,664	(166)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 316, includes both financial and non-financial assets.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)
	2020			2019
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	1,037,987	(27,221)	1,010,766	1,036,743	(28,524)	1,008,219
– personal	456,078	(4,287)	451,791	431,137	(4,640)	426,497
– corporate and commercial	517,594	(21,102)	496,492	535,061	(21,745)	513,316
– non-bank financial institutions	64,315	(1,832)	62,483	70,545	(2,139)	68,406
Loans and advances to banks at amortised cost	81,616	—	81,616	69,203	—	69,203
Other financial assets held at amortised cost	774,116	(14,668)	759,448	616,648	(28,826)	587,822
– cash and balances at central banks	304,481	—	304,481	154,099	—	154,099
– items in the course of collection from other banks	4,094	—	4,094	4,956	—	4,956
– Hong Kong Government certificates of indebtedness	40,420	—	40,420	38,380	—	38,380
– reverse repurchase agreements – non-trading	230,628	(14,668)	215,960	240,862	(28,826)	212,036
– financial investments	88,639	—	88,639	85,735	—	85,735
– prepayments, accrued income and other assets	105,854	—	105,854	92,616	—	92,616
Derivatives	307,726	(293,240)	14,486	242,995	(232,908)	10,087
Total on-balance sheet exposure to credit risk	2,201,445	(335,129)	1,866,316	1,965,589	(290,258)	1,675,331
Total off-balance sheet	940,185	—	940,185	893,246	—	893,246
– financial and other guarantees	96,147	—	96,147	95,967	—	95,967
– loan and other credit-related commitments	844,038	—	844,038	797,279	—	797,279
At 31 Dec	3,141,630	(335,129)	2,806,501	2,858,835	(290,258)	2,568,577

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2020	2019
	Footnotes	$m	$m
Unamortised balance at 1 Jan		73	86
Deferral on new transactions		232	145
Recognised in the income statement during the year:		(205)	(154)
– amortisation		(116)	(80)
– subsequent to unobservable inputs becoming observable		(4)	(3)
– maturity, termination or offsetting derivative		(85)	(71)
Exchange differences		4	1
Other		—	(5)
Unamortised balance at 31 Dec	1	104	73
1This amount is yet to be recognised in the consolidated income statement
Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2020
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	869,920	163,185	19,095	277	1,052,477	(1,974)	(4,965)	(7,439)	(112)	(14,490)	0.2	3.0	39.0	40.4	1.4
– personal	430,134	25,064	5,611	—	460,809	(827)	(2,402)	(1,502)	—	(4,731)	0.2	9.6	26.8	—	1.0
– corporate and commercial	387,563	126,287	12,961	277	527,088	(1,101)	(2,444)	(5,837)	(112)	(9,494)	0.3	1.9	45.0	40.4	1.8
– non-bank financial institutions	52,223	11,834	523	—	64,580	(46)	(119)	(100)	—	(265)	0.1	1.0	19.1	—	0.4
Loans and advances to banks at amortised cost	79,654	2,004	—	—	81,658	(33)	(9)	—	—	(42)	—	0.4	—	—	0.1
Other financial assets measured at amortised cost	768,216	3,975	177	40	772,408	(80)	(44)	(42)	(9)	(175)	—	1.1	23.7	22.5	—
Loan and other credit-related commitments	604,485	54,217	1,080	1	659,783	(290)	(365)	(78)	(1)	(734)	—	0.7	7.2	100.0	0.1
– personal	234,337	1,681	152	—	236,170	(39)	(1)	—	—	(40)	—	0.1	—	—	—
– corporate and commercial	253,062	45,851	888	1	299,802	(236)	(338)	(75)	(1)	(650)	0.1	0.7	8.4	100.0	0.2
– financial	117,086	6,685	40	—	123,811	(15)	(26)	(3)	—	(44)	—	0.4	7.5	—	—
Financial guarantees	14,090	4,024	269	1	18,384	(37)	(62)	(26)	—	(125)	0.3	1.5	9.7	—	0.7
– personal	872	26	2	—	900	—	(1)	—	—	(1)	—	3.8	—	—	0.1
– corporate and commercial	9,536	3,157	252	1	12,946	(35)	(54)	(25)	—	(114)	0.4	1.7	9.9	—	0.9
– financial	3,682	841	15	—	4,538	(2)	(7)	(1)	—	(10)	0.1	0.8	6.7	—	0.2
At 31 Dec 2020	2,336,365	227,405	20,621	319	2,584,710	(2,414)	(5,445)	(7,585)	(122)	(15,566)	0.1	2.4	36.8	38.2	0.6
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2019 (continued)
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	951,583	80,182	13,378	332	1,045,475	(1,297)	(2,284)	(5,052)	(99)	(8,732)	0.1	2.8	37.8	29.8	0.8
– personal	413,669	15,751	4,851	—	434,271	(583)	(1,336)	(1,215)	—	(3,134)	0.1	8.5	25.0	—	0.7
– corporate and commercial	472,253	59,599	8,315	332	540,499	(672)	(920)	(3,747)	(99)	(5,438)	0.1	1.5	45.1	29.8	1.0
– non-bank financial institutions	65,661	4,832	212	—	70,705	(42)	(28)	(90)	—	(160)	0.1	0.6	42.5	—	0.2
Loans and advances to banks at amortised cost	67,769	1,450	—	—	69,219	(14)	(2)	—	—	(16)	—	0.1	—	—	—
Other financial assets measured at amortised cost	613,200	1,827	151	1	615,179	(38)	(38)	(42)	—	(118)	—	2.1	27.8	—	—
Loan and other credit-related commitments	577,631	21,618	771	9	600,029	(137)	(133)	(59)	—	(329)	—	0.6	7.7	—	0.1
– personal	221,490	1,630	194	—	223,314	(13)	(2)	—	—	(15)	—	0.1	—	—	—
– corporate and commercial	259,138	18,804	573	9	278,524	(118)	(130)	(59)	—	(307)	—	0.7	10.3	—	0.1
– financial	97,003	1,184	4	—	98,191	(6)	(1)	—	—	(7)	—	0.1	—	—	—
Financial guarantees	17,684	2,340	186	4	20,214	(16)	(22)	(10)	—	(48)	0.1	0.9	5.4	—	0.2
– personal	802	1	1	—	804	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	12,540	2,076	184	4	14,804	(14)	(21)	(9)	—	(44)	0.1	1.0	4.9	—	0.3
– financial	4,342	263	1	—	4,606	(1)	(1)	(1)	—	(3)	—	0.4	100.0	—	0.1
At 31 Dec 2019	2,227,867	107,417	14,486	346	2,350,116	(1,502)	(2,479)	(5,163)	(99)	(9,243)	0.1	2.3	35.6	28.6	0.4
1    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2    Purchased or originated credit-impaired (‘POCI’).

Disclosure of financial assets that are either past due or impaired

Stage 2 days past due analysis at 31 December 2020
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	Up-to-date	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	163,185	159,367	2,052	1,766	(4,965)	(4,358)	(275)	(332)	3.0	2.7	13.4	18.8
– personal	25,064	22,250	1,554	1,260	(2,402)	(1,895)	(227)	(280)	9.6	8.5	14.6	22.2
– corporate and commercial	126,287	125,301	489	497	(2,444)	(2,344)	(48)	(52)	1.9	1.9	9.8	10.5
– non-bank financial institutions	11,834	11,816	9	9	(119)	(119)	—	—	1.0	1.0	—	—
Loans and advances to banks at amortised cost	2,004	2,004	—	—	(9)	(9)	—	—	0.4	0.4	—	—
Other financial assets measured at amortised cost	3,975	3,963	3	9	(44)	(44)	—	—	1.1	1.1	—	—
1    Days past due (‘DPD’).
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.

Stage 2 days past due analysis at 31 December 2019
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to-date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to-date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to-date	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	80,182	76,035	2,471	1,676	(2,284)	(1,829)	(208)	(247)	2.8	2.4	8.4	14.7
– personal	15,751	12,658	1,804	1,289	(1,336)	(941)	(178)	(217)	8.5	7.4	9.9	16.8
– corporate and commercial	59,599	58,557	657	385	(920)	(860)	(30)	(30)	1.5	1.5	4.6	7.8
– non-bank financial institutions	4,832	4,820	10	2	(28)	(28)	—	—	0.6	0.6	—	—
Loans and advances to banks at amortised cost	1,450	1,450	—	—	(2)	(2)	—	—	0.1	0.1	—	—
Other financial assets measured at amortised cost	1,827	1,783	14	30	(38)	(38)	—	—	2.1	2.1	—	—
1    Days past due (‘DPD’).

Management judgemental adjustments to ECL[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Low-risk counterparties (banks, sovereigns and government entities)	—	(0.7)	(0.7)
Corporate lending adjustments	—	0.5	0.5
Retail lending PD adjustments	(0.8)		(0.8)
Retail model default suppression adjustment	1.9	—	1.9
Other retail lending adjustments	0.4	—	0.4
Total	1.5	(0.2)	1.3
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.

Distribution of financial instruments by credit quality at 31 December 2020
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	506,231	233,320	256,584	36,970	19,372	1,052,477	(14,490)	1,037,987
– personal	357,821	53,892	38,520	4,965	5,611	460,809	(4,731)	456,078
– corporate and commercial	120,971	158,601	203,560	30,718	13,238	527,088	(9,494)	517,594
– non-bank financial institutions	27,439	20,827	14,504	1,287	523	64,580	(265)	64,315
Loans and advances to banks held at amortised cost	71,318	5,496	3,568	1,276	—	81,658	(42)	81,616
Cash and balances at central banks	302,028	1,388	1,070	—	—	304,486	(5)	304,481
Items in the course of collection from other banks	4,079	9	6	—	—	4,094	—	4,094
Hong Kong Government certificates of indebtedness	40,420	—	—	—	—	40,420	—	40,420
Reverse repurchase agreements – non-trading	177,457	40,461	12,398	312	—	230,628	—	230,628
Financial investments	77,361	9,781	1,537	1	39	88,719	(80)	88,639
Prepayments, accrued income and other assets	81,886	10,129	11,570	298	178	104,061	(90)	103,971
– endorsements and acceptances	1,458	4,355	4,245	229	20	10,307	(30)	10,277
– accrued income and other	80,428	5,774	7,325	69	158	93,754	(60)	93,694
Debt instruments measured at fair value through other comprehensive income[1]	367,685	12,678	10,409	825	306	391,903	(141)	391,762
Out-of-scope for IFRS 9
Trading assets	117,972	14,694	20,809	829	43	154,347	—	154,347
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,440	2,378	1,827	109	—	10,754	—	10,754
Derivatives	243,005	54,581	8,709	1,359	72	307,726	—	307,726
Total gross carrying amount on balance sheet	1,995,882	384,915	328,487	41,979	20,010	2,771,273	(14,848)	2,756,425
Percentage of total credit quality	72.0%	13.9%	11.9%	1.5%	0.7%	100%
Loan and other credit-related commitments	400,911	157,339	90,784	9,668	1,081	659,783	(734)	659,049
Financial guarantees	6,356	5,194	5,317	1,247	270	18,384	(125)	18,259
In-scope: Irrevocable loan commitments and financial guarantees	407,267	162,533	96,101	10,915	1,351	678,167	(859)	677,308
Loan and other credit-related commitments	59,392	62,664	59,666	2,837	430	184,989	—	184,989
Performance and other guarantees	26,082	27,909	21,256	2,112	755	78,114	(226)	77,888
Out-of-scope: Revocable loan commitments and non-financial guarantees	85,474	90,573	80,922	4,949	1,185	263,103	(226)	262,877
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2019 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	524,889	258,402	228,485	20,007	13,692	1,045,475	(8,732)	1,036,743
– personal	354,461	45,037	27,636	2,286	4,851	434,271	(3,134)	431,137
– corporate and commercial	138,126	190,470	186,383	16,891	8,629	540,499	(5,438)	535,061
– non-bank financial institutions	32,302	22,895	14,466	830	212	70,705	(160)	70,545
Loans and advances to banks held at amortised cost	60,636	5,329	1,859	1,395	—	69,219	(16)	69,203
Cash and balances at central banks	151,788	1,398	915	—	—	154,101	(2)	154,099
Items in the course of collection from other banks	4,935	18	3	—	—	4,956	—	4,956
Hong Kong Government certificates of indebtedness	38,380	—	—	—	—	38,380	—	38,380
Reverse repurchase agreements – non-trading	193,157	37,947	9,621	137	—	240,862	—	240,862
Financial investments	78,318	6,503	906	61	—	85,788	(53)	85,735
Prepayments, accrued income and other assets	70,675	8,638	11,321	306	152	91,092	(63)	91,029
– endorsements and acceptances	1,133	4,651	4,196	230	4	10,214	(16)	10,198
– accrued income and other	69,542	3,987	7,125	76	148	80,878	(47)	80,831
Debt instruments measured at fair value through other comprehensive income[1]	333,158	10,966	7,222	544	1	351,891	(166)	351,725
Out-of-scope for IFRS 9
Trading assets	135,059	15,240	22,964	2,181	—	175,444	—	175,444
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,655	1,391	5,584	139	—	11,769	—	11,769
Derivatives	187,636	42,642	11,894	821	2	242,995	—	242,995
Total gross carrying amount on balance sheet	1,783,286	388,474	300,774	25,591	13,847	2,511,972	(9,032)	2,502,940
Percentage of total credit quality	70.9%	15.5%	12.0%	1.0%	0.6%	100%
Loan and other credit-related commitments	369,424	146,988	77,499	5,338	780	600,029	(329)	599,700
Financial guarantees	7,441	6,033	5,539	1,011	190	20,214	(48)	20,166
In-scope: Irrevocable loan commitments and financial guarantees	376,865	153,021	83,038	6,349	970	620,243	(377)	619,866
Loan and other credit-related commitments	66,148	69,890	58,754	2,605	182	197,579	—	197,579
Performance and other guarantees	30,099	23,335	20,062	2,057	380	75,933	(132)	75,801
Out-of-scope: Revocable loan commitments and non-financial guarantees	96,247	93,225	78,816	4,662	562	273,512	(132)	273,380
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
		Gross carrying/notional amount						Allowance for ECL	Net
		Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		506,231	233,320	256,584	36,970	19,372	1,052,477	(14,490)	1,037,987
– stage 1		499,836	199,138	165,507	5,439	—	869,920	(1,974)	867,946
– stage 2		6,395	34,182	91,077	31,531	—	163,185	(4,965)	158,220
– stage 3		—	—	—	—	19,095	19,095	(7,439)	11,656
– POCI		—	—	—	—	277	277	(112)	165
Loans and advances to banks at amortised cost		71,318	5,496	3,568	1,276	—	81,658	(42)	81,616
– stage 1		71,126	5,098	3,357	73	—	79,654	(33)	79,621
– stage 2		192	398	211	1,203	—	2,004	(9)	1,995
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		683,231	61,768	26,581	611	217	772,408	(175)	772,233
– stage 1		682,412	61,218	24,532	54	—	768,216	(80)	768,136
– stage 2		819	550	2,049	557	—	3,975	(44)	3,931
– stage 3		—	—	—	—	177	177	(42)	135
– POCI		—	—	—	—	40	40	(9)	31
Loan and other credit-related commitments		400,911	157,339	90,784	9,668	1,081	659,783	(734)	659,049
– stage 1		396,028	143,600	63,592	1,265	—	604,485	(290)	604,195
– stage 2		4,883	13,739	27,192	8,403	—	54,217	(365)	53,852
– stage 3		—	—	—	—	1,080	1,080	(78)	1,002
– POCI		—	—	—	—	1	1	(1)	—
Financial guarantees		6,356	5,194	5,317	1,247	270	18,384	(125)	18,259
– stage 1		6,286	4,431	3,163	210	—	14,090	(37)	14,053
– stage 2		70	763	2,154	1,037	—	4,024	(62)	3,962
– stage 3		—	—	—	—	269	269	(26)	243
– POCI		—	—	—	—	1	1	—	1
At 31 Dec 2020		1,668,047	463,117	382,834	49,772	20,940	2,584,710	(15,566)	2,569,144
Debt instruments at FVOCI	1
– stage 1		367,542	12,585	10,066	—	—	390,193	(88)	390,105
– stage 2		143	93	343	825	—	1,404	(20)	1,384
– stage 3		—	—	—	—	257	257	(23)	234
– POCI		—	—	—	—	49	49	(10)	39
At 31 Dec 2020		367,685	12,678	10,409	825	306	391,903	(141)	391,762
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
(Audited)
		Gross carrying/notional amount
		Strong	Good	Satisfactory	Sub-standard	Credit impaired	Total	Allowance for ECL	Net
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost		524,889	258,402	228,485	20,007	13,692	1,045,475	(8,732)	1,036,743
– stage 1		523,092	242,631	181,056	4,804	—	951,583	(1,297)	950,286
– stage 2		1,797	15,771	47,429	15,185	—	80,182	(2,284)	77,898
– stage 3		—	—	—	—	13,378	13,378	(5,052)	8,326
– POCI		—	—	—	18	314	332	(99)	233
Loans and advances to banks at amortised cost		60,636	5,329	1,859	1,395	—	69,219	(16)	69,203
– stage 1		60,548	5,312	1,797	112	—	67,769	(14)	67,755
– stage 2		88	17	62	1,283	—	1,450	(2)	1,448
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost		537,253	54,505	22,766	503	152	615,179	(118)	615,061
– stage 1		536,942	54,058	21,921	279	—	613,200	(38)	613,162
– stage 2		311	447	845	224	—	1,827	(38)	1,789
– stage 3		—	—	—	—	151	151	(42)	109
– POCI		—	—	—	—	1	1	—	1
Loan and other credit-related commitments		369,424	146,988	77,499	5,338	780	600,029	(329)	599,700
– stage 1		368,711	141,322	66,283	1,315	—	577,631	(137)	577,494
– stage 2		713	5,666	11,216	4,023	—	21,618	(133)	21,485
– stage 3		—	—	—	—	771	771	(59)	712
– POCI		—	—	—	—	9	9	—	9
Financial guarantees		7,441	6,033	5,539	1,011	190	20,214	(48)	20,166
– stage 1		7,400	5,746	4,200	338	—	17,684	(16)	17,668
– stage 2		41	287	1,339	673	—	2,340	(22)	2,318
– stage 3		—	—	—	—	186	186	(10)	176
– POCI		—	—	—	—	4	4	—	4
At 31 Dec 2019		1,499,643	471,257	336,148	28,254	14,814	2,350,116	(9,243)	2,340,873
Debt instruments at FVOCI	1
– stage 1		333,072	10,941	6,902	—	—	350,915	(39)	350,876
– stage 2		86	25	320	544	—	975	(127)	848
– stage 3		—	—	—	—	—	—	—	—
– POCI		—	—	—	—	1	1	—	1
At 31 Dec 2019		333,158	10,966	7,222	544	1	351,891	(166)	351,725
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of macroeconomic variables and probabilities
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario 2021–2025
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate
2020: Annual average growth rate	(11.0)	(4.1)	(6.4)	2.0	(6.1)	(9.7)	(6.3)	(9.7)
2021: Annual average growth rate	4.9	3.8	4.3	7.8	5.0	5.9	3.0	3.7
2022: Annual average growth rate	3.1	2.9	2.9	5.3	3.1	2.9	3.6	2.5
2023: Annual average growth rate	2.4	2.4	2.6	5.2	2.4	2.2	3.9	2.4
5-year average	2.8	2.7	2.9	5.6	2.9	2.9	3.4	2.6
Unemployment rate
2020: Annual average rate	4.6	8.3	5.8	3.9	9.6	7.9	3.1	5.4
2021: Annual average rate	6.9	6.7	5.0	4.1	7.9	10.0	2.7	5.3
2022: Annual average rate	5.8	5.8	3.9	4.2	6.8	9.1	2.6	4.7
2023: Annual average rate	5.4	4.9	3.8	4.1	6.5	8.8	2.7	4.5
5-year average	5.6	5.3	4.0	4.0	6.8	9.0	2.7	4.6
House price growth
2020: Annual average growth rate	2.3	6.0	(0.8)	2.3	5.7	4.4	(11.6)	5.5
2021: Annual average growth rate	(2.1)	4.0	(2.2)	4.7	2.1	(0.5)	(9.8)	3.4
2022: Annual average growth rate	0.9	4.3	2.4	5.7	2.0	4.1	(1.3)	5.0
2023: Annual average growth rate	3.0	4.0	5.2	5.0	3.1	4.1	2.6	4.6
5-year average	1.9	4.0	2.3	4.7	2.7	2.8	—	4.2
Short-term interest rate
2020: Annual average rate	0.3	0.7	1.2	3.2	0.8	(0.4)	1.0	5.7
2021: Annual average rate	0.1	0.3	1.0	2.9	0.5	(0.5)	0.8	4.5
2022: Annual average rate	0.1	0.3	1.1	3.0	0.6	(0.5)	0.8	4.7
2023: Annual average rate	0.1	0.4	1.2	3.1	0.8	(0.5)	0.9	5.2
5-year average	0.2	0.5	1.3	3.1	0.8	(0.5)	1.0	5.2
Probability	40	65	70	80	70	40	65	65
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario best outcome
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate	19.9 (2Q21)	11.8 (2Q21)	13.8 (4Q21)	20.5 (1Q21)	15.8 (2Q21)	19.5 (2Q21)	13.8 (4Q21)	16.8 (2Q21)
Unemployment rate	3.7 (4Q22)	3.9 (4Q22)	3.0 (3Q22)	3.9 (4Q21)	5.3 (3Q22)	7.9 (4Q22)	2.2 (4Q21)	3.6 (3Q22)
House price growth	6.9 (4Q22)	6.4 (1Q22)	4.9 (1Q22)	12.2 (1Q22)	5.2 (1Q21)	5.7 (2Q22)	18.5 (1Q22)	8.2 (3Q22)
Short-term interest rate	0.1 (2Q22)	0.4 (1Q21)	1.1 (1Q21)	3.0 (1Q21)	0.6 (1Q21)	(0.4) (1Q21)	0.9 (1Q21)	5.0 (1Q21)
Probability consensus Upside	5	5	5	10	10	5	5	5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario worst outcome
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate	(7.6) (1Q21)	(3.4) (1Q21)	(2.1) (3Q21)	(1.3) (4Q21)	(3.6) (1Q21)	(3.0) (1Q21)	(7.3) (1Q21)	(8.0) (1Q21)
Unemployment rate	9.4 (4Q21)	8.2 (2Q21)	6.4 (1Q21)	4.3 (3Q22)	9.2 (1Q21)	11.2 (1Q21)	3.0 (1Q21)	6.2 (3Q21)
House price growth	(10.8) (4Q21)	0.1 (3Q21)	(6.8) (3Q21)	0.3 (4Q21)	(1.3) (1Q22)	(3.3) (2Q21)	(19.2) (2Q21)	1.0 (4Q21)
Short-term interest rate	0.1 (1Q21)	0.3 (1Q22)	1.1 (4Q22)	2.8 (1Q21)	0.5 (1Q21)	(0.5) (1Q21)	0.8 (1Q22)	3.8 (1Q21)
Probability consensus Downside	40	25	20	8	10	40	25	25
Note: Extreme point in the consensus Downside is 'worst outcome' in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario.
The following table describes key macroeconomic variables and the probabilities assigned in the additional Downside scenario.

Additional Downside scenario worst outcome
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
	%	%	%	%	%	%	%	%
GDP growth rate	(10.1) (1Q21)	(4.2) (1Q21)	(8.3) (4Q21)	(9.5) (4Q21)	(5.0) (1Q21)	(6.7) (1Q21)	(12.2) (1Q21)	(10.9) (1Q21)
Unemployment rate	9.8 (3Q21)	11.4 (4Q22)	6.7 (3Q21)	6.1 (3Q22)	11.3 (1Q21)	12.3 (1Q21)	3.9 (1Q21)	6.9 (4Q21)
House price growth	(14.5) (4Q21)	(9.3) (3Q21)	(21.0) (4Q21)	(19.4) (4Q21)	(10.4) (4Q21)	(7.1) (3Q21)	(22.9) (2Q21)	(2.7) (4Q21)
Short-term interest rate	0.8 (2Q21)	1.1 (1Q21)	1.3 (1Q21)	4.0 (2Q21)	0.4 (1Q21)	0.2 (2Q21)	0.5 (3Q21)	6.7 (2Q21)
Probability additional Downside	15	5	5	2	10	15	5	5
Note: Extreme point in the additional Downside is 'worst outcome' in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions
	Gross carrying amount[2]	Reported ECL	Central scenario ECL	Upside scenario ECL	Downside scenario ECL	Additional Downside scenario ECL
ECL of loans and advances to customers at 31 December 2020[1]	$m	$m	$m	$m	$m	$m
UK	430,555	2,077	1,514	1,026	2,271	3,869
US	201,263	369	314	219	472	723
Hong Kong	452,983	474	388	211	672	1,363
Mainland China	118,163	116	93	28	252	1,158
Canada	85,720	183	140	82	253	528
Mexico	25,920	246	222	177	285	437
UAE	44,777	250	241	190	330	536
France	164,899	117	109	97	131	238

IFRS 9 ECL sensitivity to future economic conditions[3]
	Gross carrying amount[2]	Reported ECL	Central scenario ECL	Upside scenario ECL	Downside scenario ECL	Alternative scenarios ECL[4]
ECL of loans and advances to customers at 31 December 2019[1]	$m	$m	$m	$m	$m	$m
UK	346,035	725	536	480	635	1,050–2,100
US	203,610	148	149	132	161
Hong Kong	418,102	328	243	241	244	550-700
Mainland China	104,004	124	118	95	106	150
Canada	74,620	80	79	63	108
Mexico	32,632	69	68	48	99
UAE	42,304	97	97	89	108
France	124,618	55	53	50	79
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3    ECL sensitivities for 2019 exclude portfolios utilising less complex modelling approaches and management judgemental adjustments only included in reported ECL.
4    The UK alternative Downside (‘AD’) scenario 1 had an ECL impact of $1bn with AD2 and AD3 scenarios with ECL impacts of $1.9bn and $2.1bn respectively. The Hong Kong AD1 and AD2 scenarios had an impact of $0.55bn and $0.7bn respectively.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Central scenario ECL	Upside scenario ECL	Downside scenario ECL	Additional Downside scenario
ECL of loans and advances to customers at 31 December 2020[2]	$m	$m	$m	$m	$m	$m
UK
Mortgages	146,478	197	182	172	205	221
Credit cards	7,869	857	774	589	904	1,084
Other	9,164	897	795	471	1,022	1,165
Mexico
Mortgages	3,896	111	101	79	136	167
Credit cards	1,113	260	255	243	269	290
Other	2,549	436	428	411	451	491
Hong Kong
Mortgages	89,943	—	—	—	—	—
Credit cards	7,422	266	259	247	277	405
Other	6,020	112	105	102	115	130
UAE
Mortgages	1,889	66	63	53	73	78
Credit cards	426	92	81	62	107	126
Other	683	38	37	33	41	46
France
Mortgages	24,565	68	68	68	69	70
Other	1,725	88	87	85	88	91
US
Mortgages	15,399	41	39	38	41	53
Credit cards	570	86	84	81	88	119
Canada
Mortgages	22,454	31	30	29	31	36
Credit cards	260	9	9	8	9	9
Other	1,775	22	21	20	24	28

IFRS 9 ECL sensitivity to future economic conditions[1] (continued)
	Gross carrying amount	Reported ECL	Central scenario ECL	Upside scenario ECL	Downside scenario ECL	Alternative scenarios ECL
ECL of loans and advances to customers at 31 December 2019[2]	$m	$m	$m	$m	$m	$m
UK
Mortgages	130,079	123	33	28	38	50-80
Credit cards	9,359	431	421	376	506	670-930
Other	10,137	382	318	282	374	490-700
Mexico
Mortgages	3,385	32	31	24	41
Credit cards	1,295	211	211	190	231
Other	3,001	341	340	312	380
Hong Kong
Mortgages	86,448	0	0	0	0	0
Credit cards	7,795	243	201	191	201	400
Other	7,446	105	95	90	104	130
UAE
Mortgages	1,983	92	92	83	91
Credit cards	513	54	54	49	72
Other	895	28	28	26	31
France
Mortgages	21,374	60	60	59	60
Other	1,643	73	73	73	74
US
Mortgages	14,732	22	22	21	24
Credit cards	738	68	68	62	74
Canada
Mortgages	19,843	15	14	13	16
Credit cards	270	7	7	7	7
Other	2,231	17	17	16	18
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2    ECL sensitivity includes only on-balance sheet financial instruments to which IFRS 9 impairment requirements are applied.
it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL 2020	$bn	$bn
Reported ECL	4.5	4.5
Scenarios
100% consensus Central scenario	(0.3)	(0.9)
100% consensus Downside scenario	0.3	1.0
100% additional Downside scenario	1.3	5.9

	Retail[1]	Wholesale
Total Group ECL 2019	$bn	$bn
Reported ECL	2.9	2.0
Scenarios
100% consensus Central scenario	(0.2)	(0.3)
100% consensus Downside scenario	0.1	—
100% alternative Downside scenario	n/a	n/a
1    On the same basis as retail and wholesale sensitivity analysis.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	1,561,613	(1,464)	105,551	(2,441)	14,335	(5,121)	345	(99)	1,681,844	(9,125)
Transfers of financial instruments:	(129,236)	(1,122)	116,783	1,951	12,453	(829)	—	—	—	—
– transfers from stage 1 to stage 2	(298,725)	947	298,725	(947)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	172,894	(2,073)	(172,894)	2,073	—	—	—	—	—	—
– transfers to stage 3	(3,942)	30	(10,320)	986	14,262	(1,016)	—	—	—	—
– transfers from stage 3	537	(26)	1,272	(161)	(1,809)	187	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	907	—	(1,158)	—	(750)	—	—	—	(1,001)
New financial assets originated or purchased	437,836	(653)	—	—	—	—	25	(1)	437,861	(654)
Assets derecognised (including final repayments)	(313,347)	160	(37,409)	464	(3,430)	485	(23)	2	(354,209)	1,111
Changes to risk parameters – further lending/repayment	(83,147)	157	29,092	85	(597)	248	(50)	(2)	(54,702)	488
Changes to risk parameters – credit quality	—	(408)	—	(4,374)	—	(4,378)	—	(39)	—	(9,199)
Changes to models used for ECL calculation	—	134	—	294	—	5	—	—	—	433
Assets written off	—	—	—	—	(2,946)	2,944	(30)	30	(2,976)	2,974
Credit-related modifications that resulted in derecognition	—	—	—	—	(23)	7	—	—	(23)	7
Foreign exchange	32,808	(47)	9,123	(223)	633	(163)	4	(3)	42,568	(436)
Others	(76)	5	292	(1)	(1)	8	8	(1)	223	11
At 31 Dec 2020	1,506,451	(2,331)	223,432	(5,403)	20,424	(7,544)	279	(113)	1,750,586	(15,391)
ECL income statement change for the period		297		(4,689)		(4,390)		(40)		(8,822)
Recoveries										326
Others										(84)
Total ECL income statement change for the period										(8,580)

	At 31 Dec 2020		12 months ended 31 Dec 2020
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,750,586	(15,391)	(8,580)
Other financial assets measured at amortised cost	772,408	(175)	(95)
Non-trading reverse purchase agreement commitments	61,716	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(94)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,584,710	(15,566)	(8,769)
Debt instruments measured at FVOCI	399,717	(141)	(48)
Total allowance for ECL/total income statement ECL change for the period	n/a	(15,707)	(8,817)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired				Total
	Stage 1		Stage 2		Stage 3		POCI
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	1,502,976	(1,449)	95,104	(2,278)	14,232	(5,135)	334	(194)	1,612,646	(9,056)
Transfers of financial instruments:	(36,244)	(543)	31,063	1,134	5,181	(591)	—	—	—	—
– transfers from stage 1 to stage 2	(108,434)	487	108,434	(487)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	73,086	(1,044)	(73,086)	1,044	—	—	—	—	—	—
– transfers to stage 3	(1,284)	59	(5,022)	665	6,306	(724)	—	—	—	—
– transfers from stage 3	388	(45)	737	(88)	(1,125)	133	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	669	—	(676)	—	(114)	—	—	—	(121)
New financial assets originated or purchased	504,064	(534)	—	—	—	—	135	(21)	504,199	(555)
Assets derecognised (including final repayments)	(352,961)	112	(19,909)	553	(2,712)	656	(26)	8	(375,608)	1,329
Changes to risk parameters – further lending/repayment	(72,239)	291	(2,560)	67	402	(6)	28	12	(74,369)	364
Changes to risk parameters – credit quality	—	2	—	(1,208)	—	(2,704)	—	(51)	—	(3,961)
Changes to models used for ECL calculation	—	(6)	—	4	—	14	—	—	—	12
Assets written off	—	—	—	—	(2,657)	2,657	(140)	140	(2,797)	2,797
Credit-related modifications that resulted in derecognition	—	—	—	—	(268)	125	—	—	(268)	125
Foreign exchange	16,838	(9)	1,201	(40)	160	(31)	1	1	18,200	(79)
Others	(821)	3	652	3	(3)	8	13	6	(159)	20
At 31 Dec 2019	1,561,613	(1,464)	105,551	(2,441)	14,335	(5,121)	345	(99)	1,681,844	(9,125)
ECL income statement change for the period		534		(1,260)		(2,154)		(52)		(2,932)
Recoveries										361
Others										(20)
Total ECL income statement change for the period										(2,591)

	At 31 Dec 2019		12 months ended 31 Dec 2019
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,681,844	(9,125)	(2,591)
Other financial assets measured at amortised cost	615,179	(118)	(26)
Non-trading reverse purchase agreement commitments	53,093	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(34)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	2,350,116	(9,243)	(2,651)
Debt instruments measured at FVOCI	355,664	(166)	(105)
Total allowance for ECL/total income statement ECL change for the period	n/a	(9,409)	(2,756)

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	922,192	(902)	78,266	(1,012)	9,239	(3,987)	334	(194)	1,010,031	(6,095)
Transfers of financial instruments	(31,493)	(169)	28,418	276	3,075	(107)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	223	—	(268)	—	(38)	—	—	—	(83)
Net new and further lending/repayments	27,918	(134)	(20,121)	167	(1,552)	369	137	(1)	6,382	401
Changes to risk parameters – credit quality	—	102	—	(193)	—	(1,514)	—	(51)	—	(1,656)
Changes to models used for ECL calculation	—	—	—	(56)	—	—	—	—	—	(56)
Assets written off	—	—	—	—	(1,312)	1,312	(140)	140	(1,452)	1,452
Credit-related modifications that resulted in derecognition	—	—	—	—	(268)	125	—	—	(268)	125
Foreign exchange and other	7,035	13	1,606	(17)	107	(66)	14	7	8,762	(63)
At 31 Dec 2019	925,652	(867)	88,169	(1,103)	9,289	(3,906)	345	(99)	1,023,455	(5,975)
ECL income statement change for the period		191		(350)		(1,183)		(52)		(1,394)
Recoveries										47
Others										(24)
Total ECL income statement change for the period										(1,371)

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	635,961	(597)	17,382	(1,338)	5,046	(1,215)	658,389	(3,150)
Transfers of financial instruments	(16,019)	(629)	13,370	1,181	2,649	(552)	—	—
Net remeasurement of ECL arising from transfer of stage	—	431	—	(555)	—	(8)	—	(132)
Net new and further lending/repayments	30,891	101	(5,407)	408	(677)	150	24,807	659
Change in risk parameters – credit quality	—	(147)	—	(2,025)	—	(1,258)	—	(3,430)
Changes to models used for ECL calculation	—	(3)	—	(9)	—	5	—	(7)
Assets written off	—	—	—	—	(1,409)	1,407	(1,409)	1,407
Foreign exchange and other	14,513	(22)	1,425	(67)	153	(32)	16,091	(121)
At 31 Dec 2020	665,346	(866)	26,770	(2,405)	5,762	(1,503)	697,878	(4,774)
ECL income statement change for the period		382		(2,181)		(1,111)		(2,910)
Recoveries								280
Other								(25)
Total ECL income statement change for the period								(2,655)

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees (continued)
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	580,784	(547)	16,838	(1,266)	4,993	(1,148)	602,615	(2,961)
Transfers of financial instruments	(4,751)	(374)	2,645	858	2,106	(484)	—	—
Net remeasurement of ECL arising from transfer of stage	—	446	—	(408)	—	(76)	—	(38)
Net new and further lending/repayments	50,946	3	(2,348)	453	(758)	281	47,840	737
Change in risk parameters – credit quality	—	(100)	—	(1,015)	—	(1,190)	—	(2,305)
Changes to models used for ECL calculation	—	(6)	—	60	—	14	—	68
Assets written off	—	—	—	—	(1,345)	1,345	(1,345)	1,345
Foreign exchange and other	8,982	(19)	247	(20)	50	43	9,279	4
At 31 Dec 2019	635,961	(597)	17,382	(1,338)	5,046	(1,215)	658,389	(3,150)
ECL income statement change for the period		343		(910)		(971)		(1,538)
Recoveries								314
Other								4
Total ECL income statement change for the period								(1,220)

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	925,652	(867)	88,169	(1,103)	9,289	(3,906)	345	(99)	1,023,455	(5,975)
Transfers of financial instruments	(113,217)	(493)	103,413	770	9,804	(277)	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	476	—	(603)	—	(742)	—	—	—	(869)
Net new and further lending/ repayments	10,451	(437)	(2,910)	141	(3,350)	583	(48)	(1)	4,143	286
Change in risk parameters – credit quality	—	(261)	—	(2,349)	—	(3,120)	—	(39)	—	(5,769)
Changes to models used for ECL calculation	—	137	—	303	—	—	—	—	—	440
Assets written off	—	—	—	—	(1,537)	1,537	(30)	30	(1,567)	1,567
Credit-related modifications that resulted in derecognition	—	—	—	—	(23)	7	—	—	(23)	7
Foreign exchange and other	18,219	(20)	7,990	(157)	479	(123)	12	(4)	26,700	(304)
At 31 Dec 2020	841,105	(1,465)	196,662	(2,998)	14,662	(6,041)	279	(113)	1,052,708	(10,617)
ECL income statement change for the period		(85)		(2,508)		(3,279)		(40)		(5,912)
Recoveries										46
Others										(59)
Total ECL income statement change for the period										(5,925)

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	55,376	0.1	7,205	0.6	29,422	—
Fully collateralised	71,915	0.2	14,053	0.2	33,386	—
LTV ratio:
– less than 50%	36,408	0.1	4,665	0.3	22,361	—
– 51% to 75%	26,081	0.2	7,031	0.2	9,091	—
– 76% to 90%	5,098	0.3	1,932	0.2	1,093	—
– 91% to 100%	4,328	0.3	425	0.5	841	—
Partially collateralised (A):	5,477	0.2	1,463	0.1	769	—
– collateral value on A	3,486		912		594
Total	132,768	0.1	22,721	0.4	63,577	—
Stage 2
Not collateralised	8,710	1.3	3,337	2.2	1,084	0.1
Fully collateralised	18,383	1.0	2,534	1.6	8,719	0.5
LTV ratio:
– less than 50%	8,544	0.8	1,132	1.5	5,359	0.4
– 51% to 75%	8,097	1.1	1,020	2.0	2,955	0.8
– 76% to 90%	849	1.1	350	0.9	319	0.3
– 91% to 100%	893	1.0	32	3.1	86	—
Partially collateralised (B):	1,260	1.0	713	0.8	196	1.0
– collateral value on B	517		246		147
Total	28,353	1.1	6,584	1.8	9,999	0.5
Stage 3
Not collateralised	1,038	45.3	635	50.7	—	—
Fully collateralised	583	11.5	348	9.5	20	5.0
LTV ratio:
– less than 50%	177	13.6	56	5.4	11	—
– 51% to 75%	161	15.5	128	12.5	3	—
– 76% to 90%	149	6.7	139	5.8	—	—
– 91% to 100%	96	8.3	25	24.0	6	16.7
Partially collateralised (C):	474	45.6	195	27.7	—	—
– collateral value on C	331		120		—
Total	2,095	35.9	1,178	34.7	20	5.0
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	1	—	—	—	—	—
LTV ratio:
– less than 50%	1	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—
– collateral value on D	—		—		—
Total	1	—	—	—	—	—
At 31 Dec 2020	163,217	0.8	30,483	2.0	73,596	0.1

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	61,820	0.1	7,266	0.1	32,478	—
Fully collateralised	89,319	0.1	18,535	—	41,798	—
LTV ratio:
– less than 50%	46,318	0.1	7,018	0.1	28,776	—
– 51% to 75%	32,583	0.1	9,349	—	10,815	0.1
– 76% to 90%	5,018	0.1	1,649	0.1	1,436	0.1
– 91% to 100%	5,400	0.2	519	—	771	—
Partially collateralised (A):	6,563	0.2	682	—	1,627	0.1
– collateral value on A	3,602		535		1,142
Total	157,702	0.1	26,483	0.1	75,903	—
Stage 2
Not collateralised	3,040	1.2	1,857	1.2	440	0.2
Fully collateralised	5,184	1.1	1,419	1.2	1,501	0.6
LTV ratio:
– less than 50%	2,167	1.1	615	1.8	955	0.3
– 51% to 75%	1,986	0.9	712	0.6	497	1.0
– 76% to 90%	333	2.1	16	6.3	29	—
– 91% to 100%	698	1.1	76	1.3	20	—
Partially collateralised (B):	500	0.6	296	0.3	42	—
– collateral value on B	203		56		25
Total	8,724	1.1	3,572	1.1	1,983	0.5
Stage 3
Not collateralised	315	57.8	66	92.4	—	—
Fully collateralised	557	14.9	404	12.9	17	11.8
LTV ratio:
– less than 50%	87	16.1	42	7.1	6	16.7
– 51% to 75%	90	7.8	69	4.3	10	—
– 76% to 90%	89	15.7	72	4.2	—	—
– 91% to 100%	291	16.5	221	19.5	1	—
Partially collateralised (C):	773	41.5	507	27.8	—	—
– collateral value on C	380		166		—
Total	1,645	35.6	977	26.0	17	11.8
POCI
Not collateralised	—	—	—	—	—	—
Fully collateralised	1	—	—	—	—	—
LTV ratio:
– less than 50%	1	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—
– collateral value on D	—		—		—
Total	1	—	—	—	—	—
At 31 Dec 2019	168,072	0.5	31,032	1.0	77,903	0.1

Wholesale lending – commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD1 to 7
Not collateralised	64,046	0.3	10,527	1.1	30,506	—
Fully collateralised	89,664	0.3	16,483	0.4	41,861	0.1
Partially collateralised (A):	6,728	0.4	2,174	0.3	965	0.2
– collateral value on A	3,994		1,157		741
Total	160,438	0.3	29,184	0.6	73,332	—
Rated CRR/PD8
Not collateralised	40	22.5	15	6.7	—	—
Fully collateralised	634	8.2	104	12.5	244	12.7
LTV ratio:
– less than 50%	282	7.1	15	6.7	102	11.8
– 51% to 75%	321	9.0	75	13.3	138	13.0
– 76% to 90%	14	21.4	5	20.0	4	25.0
– 91% to 100%	17	—	9	—	—	—
Partially collateralised (B):	9	11.1	2	50.0	—	—
– collateral value on B	9		1		—
Total	683	9.1	121	12.4	244	12.7
Rated CRR/PD9 to 10
Not collateralised	1,038	45.3	635	50.7	—	—
Fully collateralised	584	11.5	348	9.5	20	5.0
LTV ratio:
– less than 50%	178	13.5	56	5.4	11	—
– 51% to 75%	161	15.5	128	12.5	3	—
– 76% to 90%	149	6.7	139	5.8	—	—
– 91% to 100%	96	8.3	25	24.0	6	16.7
Partially collateralised (C):	474	45.6	195	27.7	—	—
– collateral value on C	331		120		—
Total	2,096	35.9	1,178	34.7	20	5.0
At 31 Dec 2020	163,217	0.8	30,483	2.0	73,596	0.1

Rated CRR/PD1 to 7
Not collateralised	64,850	0.1	9,119	0.3	32,918	—
Fully collateralised	94,299	0.1	19,833	0.1	43,299	0.1
Partially collateralised (A):	7,052	0.2	971	0.1	1,669	0.1
– collateral value on A	3,796		586		1,167
Total	166,201	0.1	29,923	0.1	77,886	—
Rated CRR/PD8
Not collateralised	10	50.0	4	100.0	—	—
Fully collateralised	204	4.9	121	5.0	—	—
LTV ratio:
– less than 50%	47	8.5	27	14.8	—	—
– 51% to 75%	120	3.3	68	1.5	—	—
– 76% to 90%	25	4.0	15	6.7	—	—
– 91% to 100%	12	8.3	11	—	—	—
Partially collateralised (B):	11	—	7	—	—	—
– collateral value on B	9		5		—
Total	225	6.7	132	7.6	—	—
Rated CRR/PD9 to 10
Not collateralised	315	57.8	66	92.4	—	—
Fully collateralised	557	14.9	404	12.9	17	11.8
LTV ratio:
– less than 50%	87	16.1	42	7.1	6	16.7
– 51% to 75%	90	7.8	69	4.3	10	—
– 76% to 90%	89	15.7	72	4.2	—	—
– 91% to 100%	291	16.5	221	19.5	1	100.0
Partially collateralised (C):	774	41.6	507	27.8	—	—
– collateral value on C	380		166		—
Total	1,646	35.7	977	26.0	17	11.8
At 31 Dec 2019	168,072	0.5	31,032	1.0	77,903	0.1

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	617,592	0.2	122,554	0.4	95,061	0.1
Fully collateralised	110,528	0.2	28,232	0.3	40,207	0.1
LTV ratio:
– less than 50%	37,991	0.1	7,367	0.3	14,744	0.1
– 51% to 75%	36,696	0.2	11,891	0.3	13,961	0.2
– 76% to 90%	13,542	0.2	2,624	0.4	6,522	0.1
– 91% to 100%	22,299	0.1	6,350	0.1	4,980	0.1
Partially collateralised (A):	52,892	0.2	6,826	0.5	19,163	0.1
– collateral value on A	25,903		3,524		9,208
Total	781,012	0.2	157,612	0.4	154,431	0.1
Stage 2
Not collateralised	118,959	1.6	37,430	2.6	19,466	0.4
Fully collateralised	37,753	1.3	9,316	2.1	15,044	0.8
LTV ratio:
– less than 50%	11,992	1.3	2,498	1.5	3,920	0.7
– 51% to 75%	16,982	1.6	5,715	2.2	6,657	1.0
– 76% to 90%	3,727	1.2	502	3.2	2,150	0.7
– 91% to 100%	5,052	0.9	601	2.0	2,317	0.3
Partially collateralised (B):	16,829	1.5	3,984	2.7	3,849	0.9
– collateral value on B	9,425		1,714		2,104
Total	173,541	1.5	50,730	2.5	38,359	0.6
Stage 3
Not collateralised	7,852	50.0	2,793	28.5	865	66.0
Fully collateralised	1,939	17.3	585	7.9	342	6.4
LTV ratio:
– less than 50%	637	24.0	151	8.6	83	6.0
– 51% to 75%	526	19.0	182	12.6	128	4.7
– 76% to 90%	294	9.2	211	1.9	49	14.3
– 91% to 100%	482	11.6	41	14.6	82	4.9
Partially collateralised (C):	2,847	35.5	553	23.1	592	26.4
– collateral value on C	1,619		337		322
Total	12,638	41.7	3,931	24.7	1,799	41.6
POCI
Not collateralised	211	39.8	54	63.0	1	—
Fully collateralised	63	41.3	—	—	45	51.1
LTV ratio:
– less than 50%	6	50.0	—	—	—	—
– 51% to 75%	11	9.1	—	—	11	9.1
– 76% to 90%	34	64.7	—	—	34	64.7
– 91% to 100%	12	—	—	—	—	—
Partially collateralised (D):	4	75.0	—	—	—	—
– collateral value on D	4		—		—
Total	278	40.6	54	63.0	46	50.0
At 31 Dec 2020	967,469	1.0	212,327	1.3	194,635	0.6

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Not collateralised	680,079	0.1	132,197	0.2	116,536	—
Fully collateralised	128,290	0.1	40,172	0.1	32,818	0.1
LTV ratio:
– less than 50%	48,012	0.1	13,831	0.1	11,009	0.1
– 51% to 75%	37,891	0.1	11,903	0.2	12,783	0.1
– 76% to 90%	13,072	0.1	3,399	0.2	4,697	0.1
– 91% to 100%	29,315	—	11,039	—	4,329	0.1
Partially collateralised (A):	52,890	0.1	8,122	0.1	20,162	0.1
– collateral value on A	25,824		3,809		9,616
Total	861,259	0.1	180,491	0.2	169,516	—
Stage 2
Not collateralised	61,540	1.2	13,318	2.2	13,308	0.7
Fully collateralised	21,126	0.8	3,139	1.8	12,934	0.6
LTV ratio:
– less than 50%	7,081	0.9	1,208	2.0	3,845	0.6
– 51% to 75%	8,482	0.9	1,111	1.8	5,580	0.7
– 76% to 90%	2,684	0.9	282	2.1	1,646	0.5
– 91% to 100%	2,879	0.6	538	1.3	1,863	0.2
Partially collateralised (B):	8,463	0.8	1,516	1.4	3,768	0.4
– collateral value on B	3,669		370		1,801
Total	91,129	1.1	17,973	2.1	30,010	0.6
Stage 3
Not collateralised	4,768	49.2	1,899	33.0	504	83.5
Fully collateralised	1,479	22.4	494	12.6	86	12.8
LTV ratio:
– less than 50%	335	35.2	103	17.5	9	33.3
– 51% to 75%	352	24.4	198	8.6	21	4.8
– 76% to 90%	373	23.6	101	20.8	40	7.5
– 91% to 100%	419	9.1	92	7.6	16	25.0
Partially collateralised (C):	1,367	44.8	369	20.1	87	48.3
– collateral value on C	693		192		34
Total	7,614	43.2	2,762	27.6	677	70.0
POCI
Not collateralised	223	32.7	32	96.9	7	—
Fully collateralised	28	3.6	—	—	10	—
LTV ratio:
– less than 50%	2	50.0	—	—	—	—
– 51% to 75%	26	—	—	—	10	—
– 76% to 90%	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—
Partially collateralised (D):	97	33.0	57	1.8	31	90.3
– collateral value on D	57		19		30
Total	348	30.5	89	36.0	48	58.3
At 31 Dec 2019	960,350	0.5	201,315	0.7	200,251	0.4

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Rated CRR/PD8
Not collateralised	3,787	7.1	924	8.7	103	25.2
Fully collateralised	1,107	5.2	171	9.4	15	—
LTV ratio:
– less than 50%	269	4.1	29	10.3	1	—
– 51% to 75%	480	6.3	87	6.9	—	—
– 76% to 90%	140	5.0	13	23.1	14	—
– 91% to 100%	218	4.1	42	9.5	—	—
Partially collateralised (A):	493	8.1	174	9.2	27	3.7
– collateral value on A	352		83		13
Total	5,387	6.8	1,269	8.7	145	18.6
Rated CRR/PD9 to 10
Not collateralised	8,062	49.7	2,847	29.1	865	66.0
Fully collateralised	2,003	18.1	585	7.9	388	11.6
LTV ratio:
– less than 50%	644	24.2	151	8.6	84	6.0
– 51% to 75%	538	18.8	182	12.6	139	5.0
– 76% to 90%	327	15.0	211	1.9	83	34.9
– 91% to 100%	494	11.3	41	14.6	82	4.9
Partially collateralised (B):	2,851	35.6	553	23.1	592	26.4
– collateral value on B	1,623		337		322
Total	12,916	41.7	3,985	25.2	1,845	41.8
At 31 Dec 2020	18,303	31.4	5,254	21.2	1,990	40.2

Rated CRR/PD8
Not collateralised	2,499	5.8	285	13.0	10	70.0
Fully collateralised	694	3.3	382	2.6	—	—
LTV ratio:
– less than 50%	246	2.8	120	1.7	—	—
– 51% to 75%	189	4.2	93	3.2	—	—
– 76% to 90%	97	2.1	42	2.4	—	—
– 91% to 100%	162	3.7	127	3.9	—	—
Partially collateralised (A):	279	4.7	53	5.7	73	2.7
– collateral value on A	152		34		6
Total	3,472	5.2	720	6.9	83	12.0
Rated CRR/PD9 to 10
Not collateralised	4,991	48.5	1,930	34.1	510	82.5
Fully collateralised	1,507	22.0	494	12.6	96	11.5
LTV ratio:
– less than 50%	338	35.2	103	17.5	10	—
– 51% to 75%	377	22.8	198	8.6	30	3.3
– 76% to 90%	373	23.6	101	20.8	40	7.5
– 91% to 100%	419	9.1	92	7.6	16	—
Partially collateralised (B):	1,464	44.0	427	17.6	119	58.8
– collateral value on B	750		211		64
Total	7,962	42.7	2,851	27.9	725	69.2
At 31 Dec 2019	11,434	31.3	3,571	23.7	808	63.4

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	354,102	—	159,562	—	90,733	—
LTV ratio:
– less than 50%	174,370	—	76,535	—	54,866	—
– 51% to 60%	60,180	—	23,967	—	14,253	—
– 61% to 70%	48,159	—	23,381	—	6,042	—
– 71% to 80%	40,395	0.1	20,846	—	4,288	—
– 81% to 90%	23,339	0.1	12,936	—	6,837	—
– 91% to 100%	7,659	0.1	1,897	0.1	4,447	—
Partially collateralised (A):	973	0.4	289	—	336	—
LTV ratio:
– 101% to 110%	592	0.4	84	—	334	—
– 111% to 120%	101	0.5	45	—	—	—
– greater than 120%	280	0.3	160	—	2	—
– collateral value on A	847		212		328
Total	355,075	—	159,851	—	91,069	—
Stage 2
Fully collateralised	12,252	1.5	4,229	1.4	1,802	—
LTV ratio:
– less than 50%	6,694	1.1	2,442	1.2	1,256	—
– 51% to 60%	2,223	1.1	730	1.3	253	—
– 61% to 70%	1,779	1.6	606	1.3	83	—
– 71% to 80%	987	2.8	244	2.9	111	—
– 81% to 90%	400	4.9	139	3.6	60	—
– 91% to 100%	169	5.7	68	3.3	39	—
Partially collateralised (B):	53	13.6	4	3.3	9	—
LTV ratio:
– 101% to 110%	28	11.9	3	1.5	9	—
– 111% to 120%	9	16.8	—	—	—	—
– greater than 120%	16	14.8	1	8.5	—	—
– collateral value on B	47		4		9
Total	12,305	1.5	4,233	1.4	1,811	—
Stage 3
Fully collateralised	3,083	9.8	1,050	12.3	63	—
LTV ratio:
– less than 50%	1,472	8.0	676	10.9	53	—
– 51% to 60%	505	8.7	144	15.1	6	—
– 61% to 70%	435	9.2	112	12.9	—	—
– 71% to 80%	378	11.5	81	13.7	2	—
– 81% to 90%	195	17.3	28	22.4	2	—
– 91% to 100%	98	24.3	9	17.8	—	—
Partially collateralised (C):	328	42.7	17	22.9	—	—
LTV ratio:
– 101% to 110%	75	30.4	9	16.7	—	—
– 111% to 120%	56	38.8	5	17.6	—	—
– greater than 120%	197	48.5	3	50.3	—	—
– collateral value on C	228		10		1
Total	3,411	13.0	1,067	12.5	63	—
At 31 Dec 2020	370,791	0.2	165,151	0.1	92,943	—

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
			Of which:
	Total		UK		Hong Kong
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	$m	%	$m	%	$m	%
Stage 1
Fully collateralised	326,510	—	143,772	—	86,049	—
LTV ratio:
– less than 50%	168,923	—	70,315	—	57,043	—
– 51% to 60%	55,287	—	21,898	—	13,169	—
– 61% to 70%	44,208	—	19,903	—	6,478	—
– 71% to 80%	33,049	—	17,649	—	3,195	—
– 81% to 90%	18,157	—	11,127	—	3,685	—
– 91% to 100%	6,886	—	2,880	—	2,479	—
Partially collateralised (A):	1,384	0.1	326	—	284	—
LTV ratio:
– 101% to 110%	843	0.1	89	—	281	—
– 111% to 120%	195	0.2	48	—	1	—
– greater than 120%	346	0.1	189	—	2	—
– collateral value on A	1,232		232		279
Total	327,894	—	144,098	—	86,333	—
Stage 2
Fully collateralised	7,087	0.9	1,941	1.0	1,116	—
LTV ratio:
– less than 50%	3,781	0.5	1,146	0.7	892	—
– 51% to 60%	923	1.1	233	1.5	95	—
– 61% to 70%	909	1.2	262	1.2	59	—
– 71% to 80%	894	1.1	231	1.0	32	—
– 81% to 90%	425	1.6	36	2.9	25	—
– 91% to 100%	155	4.4	33	1.8	13	—
Partially collateralised (B):	76	7.2	23	1.8	1	—
LTV ratio:
– 101% to 110%	45	5.4	20	1.5	1	—
– 111% to 120%	10	11.1	1	4.8	—	—
– greater than 120%	21	9.0	2	3.0	—	—
– collateral value on B	69		20		1
Total	7,163	1.0	1,964	1.0	1,117	—
Stage 3
Fully collateralised	2,725	9.0	1,177	9.9	44	0.5
LTV ratio:
– less than 50%	1,337	7.1	711	7.8	39	0.5
– 51% to 60%	410	7.0	159	10.0	3	0.2
– 61% to 70%	358	7.9	136	10.6	—	—
– 71% to 80%	309	13.4	100	18.9	1	—
– 81% to 90%	178	13.8	47	12.3	1	—
– 91% to 100%	133	21.8	24	26.3	—	—
Partially collateralised (C):	371	47.6	25	27.3	—	—
LTV ratio:
– 101% to 110%	97	36.4	11	19.1	—	—
– 111% to 120%	62	37.8	6	22.7	—	—
– greater than 120%	212	55.6	8	42.0	—	—
– collateral value on C	305		24		—
Total	3,096	13.7	1,202	10.3	44	0.5
At 31 Dec 2019	338,153	0.2	147,264	0.1	87,494	—

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries

Balance sheet of insurance manufacturing subsidiaries by type of contract[1]
(Audited)
		With DPF	Unit-linked	Other contracts[2]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		84,478	8,802	18,932	8,915	121,127
– trading assets		—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		26,002	8,558	3,508	1,485	39,553
– derivatives		262	3	13	3	281
– financial investments at amortised cost		39,891	30	13,984	4,521	58,426
– financial investments at fair value through other comprehensive income		12,531	—	459	1,931	14,921
– other financial assets	3	5,792	211	968	975	7,946
Reinsurance assets		2,256	65	1,447	2	3,770
PVIF	4	—	—	—	9,435	9,435
Other assets and investment properties		2,628	1	227	721	3,577
Total assets		89,362	8,868	20,606	19,073	137,909
Liabilities under investment contracts designated at fair value		—	2,285	4,100	—	6,385
Liabilities under insurance contracts		84,931	6,503	15,827	—	107,261
Deferred tax	5	145	5	25	1,400	1,575
Other liabilities		—	—	—	7,244	7,244
Total liabilities		85,076	8,793	19,952	8,644	122,465
Total equity		—	—	—	15,444	15,444
Total liabilities and equity at 31 Dec 2020		85,076	8,793	19,952	24,088	137,909

Financial assets		73,929	7,333	17,514	8,269	107,045
– trading assets		—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		21,652	7,119	3,081	2,426	34,278
– derivatives		202	(6)	9	3	208
– financial investments at amortised cost		35,299	18	13,436	4,076	52,829
– financial investments at fair value through other comprehensive income		12,447	—	445	1,136	14,028
– other financial assets	3	4,329	202	543	628	5,702
Reinsurance assets		2,208	72	1,563	1	3,844
PVIF	4	—	—	—	8,945	8,945
Other assets and investment properties		2,495	2	211	602	3,310
Total assets		78,632	7,407	19,288	17,817	123,144
Liabilities under investment contracts designated at fair value		—	2,011	3,881	—	5,892
Liabilities under insurance contracts		77,147	6,151	14,141	—	97,439
Deferred tax	5	197	23	6	1,297	1,523
Other liabilities		—	—	—	4,410	4,410
Total liabilities		77,344	8,185	18,028	5,707	109,264
Total equity		—	—	—	13,879	13,879
Total liabilities and equity at 31 Dec 2019		77,344	8,185	18,028	19,586	123,143
1Balance sheet of insurance manufacturing operations are shown before elimination of inter-company transactions with HSBC non-insurance operations.
2‘Other Contracts’ includes term insurance, credit life insurance, universal life insurance and investment contracts not included in the ‘Unit-linked’ or ‘With DPF’ columns.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Balance sheet of insurance manufacturing subsidiaries by geographical region[1,2]
(Audited)
		Europe	Asia	Latin America	Total
	Footnotes	$m	$m	$m	$m
Financial assets		34,768	85,259	1,100	121,127
– trading assets		—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		17,184	22,099	270	39,553
– derivatives		107	174	—	281
– financial investments – at amortised cost		531	57,420	475	58,426
– financial investments – at fair value through other comprehensive income		13,894	706	321	14,921
– other financial assets	3	3,052	4,860	34	7,946
Reinsurance assets		245	3,521	4	3,770
PVIF	4	884	8,390	161	9,435
Other assets and investment properties		1,189	2,332	56	3,577
Total assets		37,086	99,502	1,321	137,909
Liabilities under investment contracts designated at fair value		1,288	5,097	—	6,385
Liabilities under insurance contracts		31,153	74,994	1,114	107,261
Deferred tax	5	204	1,348	23	1,575
Other liabilities		2,426	4,800	18	7,244
Total liabilities		35,071	86,239	1,155	122,465
Total equity		2,015	13,263	166	15,444
Total liabilities and equity at 31 Dec 2020		37,086	99,502	1,321	137,909

Financial assets		31,613	74,237	1,195	107,045
– trading assets		—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		15,490	18,562	226	34,278
– derivatives		84	124	—	208
– financial investments – at amortised cost		100	52,186	543	52,829
– financial investments – at fair value through other comprehensive income		13,071	582	375	14,028
– other financial assets	3	2,868	2,783	51	5,702
Reinsurance assets		237	3,604	3	3,844
PVIF	4	945	7,841	159	8,945
Other assets and investment properties		1,085	2,176	49	3,310
Total assets		33,880	87,858	1,406	123,144
Liabilities under investment contracts designated at fair value		1,139	4,753	—	5,892
Liabilities under insurance contracts		28,437	67,884	1,118	97,439
Deferred tax	5	229	1,275	19	1,523
Other liabilities		2,212	2,172	26	4,410
Total liabilities		32,017	76,084	1,163	109,264
Total equity		1,862	11,774	243	13,879
Total liabilities and equity at 31 Dec 2019		33,879	87,858	1,406	123,143
1HSBC has no insurance manufacturing subsidiaries in the Middle East and North Africa or North America.
2Balance sheet of insurance manufacturing operations are shown before elimination of inter-company transactions with HSBC non-insurance operations.
3Comprise mainly loans and advances to banks, cash and inter-company balances with other non-insurance legal entities.
4Present value of in-force long-term insurance business.
5‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Disclosure of financial return guarantees

Financial return guarantees
(Audited)
	2020			2019
	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	%	%	$m	%	%	$m
Capital	0.0	0.7–3.2	277	0.0	1.3–3.9	110
Nominal annual return	0.1–1.9	2.3–3.6	515	0.1–2.0	3.0–4.5	118
Nominal annual return	2.0-3.9	2.0–4.5	180	2.0–4.0	2.4–4.5	355
Nominal annual return	4.0–5.0	2.0–4.2	133	4.1–5.0	2.3–4.1	110
At 31 Dec			1,105			693

Disclosure of sensitivity analysis to insurance risk factors

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2020		2019
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(67)	(188)	43	(37)
-100 basis point parallel shift in yield curves	(68)	58	(221)	(138)
10% increase in equity prices	332	332	270	270
10% decrease in equity prices	(338)	(338)	(276)	(276)
10% increase in US dollar exchange rate compared with all currencies	84	84	41	41
10% decrease in US dollar exchange rate compared with all currencies	(84)	(84)	(41)	(41)

Sensitivity analysis
(Audited)
	2020	2019
	$m	$m
Effect on profit after tax and total equity at 31 Dec
Effect on profit after tax and total equity at 10% increase in mortality and/or morbidity rates	(93)	(88)
Effect on profit after tax and total equity at 10% decrease in mortality and/or morbidity rates	98	88
Effect on profit after tax and total equity at 10% increase in lapse rates	(111)	(99)
Effect on profit after tax and total equity at 10% decrease in lapse rates	128	114
Effect on profit after tax and total equity at 10% increase in expense rates	(117)	(106)
Effect on profit after tax and total equity at 10% decrease in expense rates	115	105

Disclosure of expected maturity of insurance contract liabilities

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1-5 years	5-15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	1,407	3,097	2,976	2,099	9,579
With DPF and Other contracts	8,427	30,156	51,383	75,839	165,805
At 31 Dec 2020	9,834	33,253	54,359	77,938	175,384

Unit-linked	1,296	3,153	2,654	1,955	9,058
With DPF and Other contracts	7,907	26,906	50,576	71,731	157,120
At 31 Dec 2019	9,203	30,059	53,230	73,686	166,178

Disclosure of funding sources and uses

Funding sources
(Audited)
	2020	2019
	$m	$m
Customer accounts	1,642,780	1,439,115
Deposits by banks	82,080	59,022
Repurchase agreements – non-trading	111,901	140,344
Debt securities in issue	95,492	104,555
Cash collateral, margin and settlement accounts	78,565	71,002
Subordinated liabilities	21,951	24,600
Financial liabilities designated at fair value	157,439	164,466
Liabilities under insurance contracts	107,191	97,439
Trading liabilities	75,266	83,170
– repos	11,728	558
– stock lending	4,597	9,702
– other trading liabilities	58,941	72,910
Total equity	204,995	192,668
Other balance sheet liabilities	406,504	338,771
At 31 Dec	2,984,164	2,715,152

Funding uses
(Audited)
		2020	2019
	Footnotes	$m	$m
Loans and advances to customers		1,037,987	1,036,743
Loans and advances to banks		81,616	69,203
Reverse repurchase agreements – non-trading		230,628	240,862
Prepayments, accrued income and other assets	1	76,859	63,891
– cash collateral, margin and settlement accounts		76,859	63,891
Assets held for sale		299	123
Trading assets		231,990	254,271
– reverse repos		13,990	13,659
– stock borrowing		8,286	7,691
– other trading assets		209,714	232,921
Financial investments		490,693	443,312
Cash and balances with central banks		304,481	154,099
Other balance sheet assets		529,611	452,648
At 31 Dec		2,984,164	2,715,152
1    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 316, includes both financial and non-financial assets.

Disclosure of compliance with regulatory capital requirements under banking regulations

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec
		2020	2019
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	23,219	22,873
	– ordinary shares	23,219	22,873
2	Retained earnings	128,665	127,188
3	Accumulated other comprehensive income (and other reserves)[1]	9,768	1,735
5	Minority interests (amount allowed in consolidated CET1)	4,079	4,865
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	(252)	(3,381)
6	Common equity tier 1 capital before regulatory adjustments	165,479	153,280
28	Total regulatory adjustments to common equity tier 1	(29,429)	(29,314)
29	Common equity tier 1 capital	136,050	123,966
36	Additional tier 1 capital before regulatory adjustments	24,183	24,453
43	Total regulatory adjustments to additional tier 1 capital	(60)	(60)
44	Additional tier 1 capital	24,123	24,393
45	Tier 1 capital	160,173	148,359
51	Tier 2 capital before regulatory adjustments	25,722	25,192
57	Total regulatory adjustments to tier 2 capital	(1,472)	(1,401)
58	Tier 2 capital	24,250	23,791
59	Total capital	184,423	172,150
*    The references identify the lines prescribed in the European Banking Authority (‘EBA’) template, which are applicable and where there is a value.
1Following the call and subsequent redemption of HSBC Holdings' non-cumulative preference shares, the remaining share premium that related to such preference shares is now treated as an 'other reserve' and included in CET1.

Disclosure of value at risk (VaR)
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2020	13.7	20.3	21.5	24.3	(36.4)	43.4
Average	11.0	26.6	27.3	21.6	(38.3)	48.1
Maximum	25.7	43.5	42.0	44.1		69.3
Minimum	5.6	19.1	13.6	12.6		33.6

Balance at 31 Dec 2019	7.7	28.2	15.7	15.2	(26.4)	40.3
Average	6.9	29.9	16.2	23.7	(29.0)	47.8
Maximum	13.5	36.5	24.9	33.2		59.3
Minimum	4.1	22.9	12.4	11.7		33.3
1    Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.
2    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
3    The total VaR is non-additive across risk types due to diversification effects.
The Group non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2020	166.6	87.0	(5.7)	247.8
Average	150.2	82.5	(42.0)	190.7
Maximum	196.4	133.4	—	274.6
Minimum	59.0	44.2	—	79.7

Balance at 31 Dec 2019	96.2	62.5	(28.2)	130.5
Average	65.9	44.2	(25.6)	84.5
Maximum	100.1	81.2	0	132.8
Minimum	49.2	26.6	0	60.9
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2    The total VaR is non-additive across risk types due to diversification effects.